Taxes (Tables)	12 Months Ended
Oct. 31, 2021
Taxes
Reconciliation of statutory income tax rates

As at	2021	2020
	$	$
Accounting Loss before income taxes	(35,767)	(6,125)
Canadian Statutory tax rate	23%	25%
Expected income tax recovery based on statutory rates	(8,226)	(1,531)

Increase (decrease) in taxes resulting from:
Non-deductible items	1,046	16
Tax on dispositions	813	-
Change in tax rates and subsidiary rate differential	82	77
Revaluation of tax estimates	1,344	-
Change in unrecognized deferred tax assets	3,875	1,667
Other items	336	-
Tax expense (recovery)	(730)	229

Components of the Deferred tax

For the year ended October 31, 2021	Deferred income tax asset (liability) beginning of year	Acquired business combination	Recognized in earnings	Deferred income tax asset (liability) end of year
	$	$	$	$
Capital assets	(2,422)	(11,656)	1,801	(12,277)
Right-of-use assets/liabilities	(1,709)	88	2,072	451
Other	(1,535)	2,039	2,596	3,100
Non-capital loss carry-forwards	8,774	9,825	445	19,044
Tax benefits not recognized	(5,043)	(9,638)	(4,214)	(18,895)
	(1,935)	(9,342)	2,700	(8,577)

Deferred income tax assets	250	-	(250)	-
Deferred income tax liabilities	(2,185)	(9,342)	2,950	(8,577)
	(1,935)	(9,342)	2,700	(8,577)